Revenue from collaboration agreements - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Revenue From Contract With Customers [Line Items]
Amortization of contract costs capitalized	€ 200	€ 100	€ 300	€ 100
Revenue from collaboration agreement of right to use license	17,215	5,189	120,123	12,592
BMS Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue from collaboration agreement of right to use license	12,107	€ 1,297	110,532	€ 4,590
Revenue from collaboration agreements			19,200
BMS Collaboration Agreement [Member] | IMA401 [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Revenue from collaboration agreement of right to use license			91,300
Collaboration Agreement [Member]
Disclosure Of Revenue From Contract With Customers [Line Items]
Milestone or royalty payment receivable	€ 0		€ 0